Gross Loans Analyzed by Performance (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Impaired loans	₨ 140,422.5	$ 2,030.4	₨ 108,717.3
Gross loans	9,111,464.6	131,744.7	7,376,179.0
Performing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans	₨ 8,971,042.1	$ 129,714.3	₨ 7,267,461.7